Lessee Accounting (Supplemental Cash Flow Information) (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 JPY (¥)
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	¥ 41,368
Noncash activity – Rights of use assets obtained in exchange for lease liabilities
Operating leases	¥ 33,939